Pension Plan and Employee Benefits, 401 (K) Plans (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
401(k) Plan [Abstract]
401 (k) Plan expense		$ 3,554
Successor [Member] | Other Subsidiaries [Member]
401(k) Plan [Abstract]
401 (k) Plan expense		$ 554
Predecessor [Member]
401(k) Plan [Abstract]
401 (k) Plan expense	$ 1,593		$ 5,029	$ 4,730
Predecessor [Member] | Other Subsidiaries [Member]
401(k) Plan [Abstract]
401 (k) Plan expense	$ 319		$ 944	$ 921